Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.20%	2.20%	2.30%
Weighted-average volatility (as a percent)	35.00%	32.70%	36.40%
Volatilities, low end of range (as a percent)	33.30%	20.90%	35.20%
Volatilities, high end of range (as a percent)	40.40%	45.40%	51.80%
Risk-free interest rates, low end of range (as a percent)	0.17%	0.25%	0.32%
Risk-free interest rates, high end of range (as a percent)	2.00%	3.51%	3.61%
Weighted-average expected lives (in years)	7 years	8 years	7 years
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 181
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1 year 9 months
Common shares issued from treasury stock for stock-based compensation (in shares)	7,515,149	8,710,630	12,612,514
Vesting period of 2012, 2011 and 2010 awards, after the date of grant (in years)	3 years
Term life of SARs and option awards (in years)	10 years
Term life of vested options/SARs from separation date (in years)	5 years
Requisite service period (in months)	6 months
Stock options/SARs activity
Outstanding at beginning of year (in shares)	50,372,991	57,882,998	63,082,787
Granted to officers and key employees (in shares)	3,318,188	2,960,595	7,556,481
Exercised (in shares)	(7,708,343)	(10,149,476)	(12,568,232)
Forfeited / expired (in shares)	(155,237)	(321,126)	(188,038)
Outstanding at end of year (in shares)	45,827,599	50,372,991	57,882,998
Number of stock awards exercisable at end of the period (in shares)	33,962,000	35,523,057	41,658,033
Restricted stock units activity
Outstanding at beginning of year (in shares)	4,281,490	4,650,241	4,531,545
Granted to officers and key employees (in shares)	1,429,939	1,082,032	1,711,771
Vested (in shares)	(2,077,485)	(1,382,539)	(1,538,047)
Forfeited (in shares)	(53,724)	(68,244)	(55,028)
Outstanding at end of year (in shares)	3,580,220	4,281,490	4,650,241
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 53.01	$ 48.50	$ 44.24
Granted to officers and key employees (in dollars per share)	$ 110.09	$ 102.13	$ 57.85
Exercised (in dollars per share)	$ 38.73	$ 41.78	$ 32.83
Forfeited / expired (in dollars per share)	$ 67.50	$ 48.02	$ 43.64
Outstanding at end of year (in dollars per share)	$ 59.45	$ 53.01	$ 48.50
Exercisable at year-end (in dollars per share)	$ 51.75	$ 52.66	$ 48.23
SARs Granted to officers and key employees (in shares)	0	2,722,689	7,125,210
2010 award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)			55 years
Minimum term of service to meet criteria for Long Service Separation (in years)			10 years
2011 Award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)		55 years
Minimum term of service to meet criteria for Long Service Separation (in years)		5 years
2012 Award
Stock-based compensation awards
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55 years
Minimum term of service to meet criteria for Long Service Separation (in years)	5 years